Investment and Return - Schedule of Cash Resources and Other Financial Assets (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [abstract]
Equity Investments included in financial assets at fair value through other comprehensive income	€ 148
Movement of Equity Investments	(9)
Assets in trust fund benefit obligations	€ 59	€ 63